CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	APIC	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	3,250,000	26,160,000
Beginning Balance, Amount at Dec. 31, 2015	$ 3,250	$ 26,160	$ (29,410)	$ (12,164)	$ (12,164)
Impact of Merger Agreement:
Distributions				12,664	12,664
Net loss				(18,300)	(18,300)
Ending Balance, Shares at Dec. 31, 2016	3,250,000	26,160,000
Ending Balance, Amount at Dec. 31, 2016	$ 3,250	$ 26,160	(29,410)	(17,800)	(17,800)
Impact of Merger Agreement:
Shares acquired in connection with Merger Agreement, Amount		$ 58,090	(58,090)
Shares acquired in connection with Merger Agreement, Shares		58,090,663
Retirement of shares to complete Merger Agreement, Amount		$ (46,250)	46,250
Retirement of shares to complete Merger Agreement, Shares		(46,250,000)
Shares issued in connection with Merger Agreement			850,000		850,000
Distributions				(600,000)	(600,000)
Stock subscriptions, Amount	$ 3,750		201,250		205,000
Stock subscriptions, Shares	3,750,000
Consolidated net loss from March 23 through June 30, 2017				(232,380)	(232,380)
Net loss					(340,735)
Ending Balance, Shares at Jun. 30, 2017	7,000,000	38,000,663
Ending Balance, Amount at Jun. 30, 2017	$ 7,000	$ 38,000	1,010,000	(958,535)	96,465
Impact of Merger Agreement:
Issuance of common stock for cash, Shares		380,000
Issuance of common stock for cash, Amount		$ 380	(380)
Stock based compensation			120,000		120,000
Net loss				(229,814)	(229,814)
Ending Balance, Shares at Sep. 30, 2017	7,000,000	38,380,663
Ending Balance, Amount at Sep. 30, 2017	$ 7,000	$ 38,380	1,129,620	(1,188,349)	(13,349)
Beginning Balance, Shares at Jun. 30, 2017	7,000,000	38,000,663
Beginning Balance, Amount at Jun. 30, 2017	$ 7,000	$ 38,000	1,010,000	(958,535)	96,465
Impact of Merger Agreement:
Net loss					(1,310,941)
Ending Balance, Shares at Mar. 31, 2018	6,910,000	40,205,663
Ending Balance, Amount at Mar. 31, 2018	$ 6,910	$ 40,205	1,649,868	(2,269,475)	(572,492)
Beginning Balance, Shares at Jun. 30, 2017	7,000,000	38,000,663
Beginning Balance, Amount at Jun. 30, 2017	$ 7,000	$ 38,000	1,010,000	(958,535)	96,465
Impact of Merger Agreement:
Issuance of common stock for cash, Amount		1,590	1,018,410		1,020,000
Stock based compensation		$ 1,589,565
Issuance of common stock for exercise of options, Shares		54,000
Issuance of common stock for exercise of options, Amount		$ 54	13,446		13,500
Stock based compensation			$ 810,962		$ 810,962
Issuance of common stock in conversion of preferred stock, Shares	(180)	2,880	(2,700)
Issuance of common stock in conversion of preferred stock, Amount	$ (180,000)	$ 2,880,000
Issuance of common stock for services, Shares		137,000
Issuance of common stock for services, Amount		$ 137	$ 280,713		$ 280,850
Net loss				(2,979,675)	(2,979,675)
Ending Balance, Shares at Jun. 30, 2018	6,820,000	42,661,228
Ending Balance, Amount at Jun. 30, 2018	$ 6,820	$ 42,661	3,130,831	(3,938,210)	(757,898)
Beginning Balance, Shares at Sep. 30, 2017	7,000,000	38,380,663
Beginning Balance, Amount at Sep. 30, 2017	$ 7,000	$ 38,380	1,129,620	(1,188,349)	(13,349)
Impact of Merger Agreement:
Net loss				(240,636)	(240,636)
Ending Balance, Shares at Dec. 31, 2017	7,000,000	38,380,663
Ending Balance, Amount at Dec. 31, 2017	$ 70,000	$ 38,380	1,129,620	(1,428,985)	(253,985)
Impact of Merger Agreement:
Issuance of common stock for cash, Shares		240,000
Issuance of common stock for cash, Amount		$ 240	119,760		120,000
Stock based compensation			119,133		119,133
Issuance of common stock for exercise of options, Shares		8,000
Issuance of common stock for exercise of options, Amount		$ 8	1,992		2,000
Issuance of common stock in conversion of preferred stock, Shares	(90,000)	1,440,000
Issuance of common stock in conversion of preferred stock, Amount	$ (90)	$ 1,440	(1,350)
Issuance of common stock for services, Shares		137,000
Issuance of common stock for services, Amount		$ 137	280,713		280,850
Net loss				(840,490)	(840,490)
Ending Balance, Shares at Mar. 31, 2018	6,910,000	40,205,663
Ending Balance, Amount at Mar. 31, 2018	$ 6,910	$ 40,205	1,649,868	(2,269,475)	(572,492)
Beginning Balance, Shares at Dec. 31, 2017	7,000,000	38,380,663
Beginning Balance, Amount at Dec. 31, 2017	$ 70,000	$ 38,380	1,129,620	(1,428,985)	(253,985)
Impact of Merger Agreement:
Net loss					(2,504,223)
Ending Balance, Shares at Jun. 30, 2018	6,820,000	42,661,228
Ending Balance, Amount at Jun. 30, 2018	$ 6,820	$ 42,661	3,130,831	(3,938,210)	(757,898)
Impact of Merger Agreement:
Stock based compensation			598,076		598,076
Issuance of common stock for exercise of options, Shares		86,000
Issuance of common stock for exercise of options, Amount		$ 86	21,414		21,500
Issuance of common stock in conversion of notes payable and accrued interest, Shares		123,324
Issuance of common stock in conversion of notes payable and accrued interest, Amount		$ 123	119,800		119,923
Issuance of warrant in connection with convertible notes payable			85,724		85,724
Net loss				(1,428,903)	(1,428,903)
Ending Balance, Shares at Sep. 30, 2018	6,820,000	42,870,552
Ending Balance, Amount at Sep. 30, 2018	$ 6,820	$ 42,870	3,955,845	(5,367,113)	(1,361,578)
Beginning Balance, Shares at Jun. 30, 2018	6,820,000	42,661,228
Beginning Balance, Amount at Jun. 30, 2018	$ 6,820	$ 42,661	3,130,831	(3,938,210)	$ (757,898)
Impact of Merger Agreement:
Issuance of common stock for cash, Shares					1,116,738
Issuance of common stock for cash, Amount					$ 1,045,000
Net loss					(4,816,916)
Ending Balance, Shares at Mar. 31, 2019	6,820,000	47,147,804
Ending Balance, Amount at Mar. 31, 2019	$ 6,820	$ 47,148	10,064,214	(8,755,126)	1,363,056
Beginning Balance, Shares at Sep. 30, 2018	6,820,000	42,870,552
Beginning Balance, Amount at Sep. 30, 2018	$ 6,820	$ 42,870	3,955,845	(5,367,113)	(1,361,578)
Impact of Merger Agreement:
Issuance of common stock for cash, Shares		1,116,738
Issuance of common stock for cash, Amount		$ 1,117	1,043,883		1,045,000
Stock based compensation			597,293		597,293
Issuance of common stock for exercise of options, Shares		92,947
Issuance of common stock for exercise of options, Amount		$ 93	23,144		23,237
Issuance of common stock for services, Shares		60,000
Issuance of common stock for services, Amount		$ 60	39,540		39,600
Issuance of warrant in connection with convertible notes payable			171,447		171,447
Issuance of common stock for acquisition, Shares		2,666,667
Issuance of common stock for acquisition, Amount		$ 2,667	2,557,333		2,560,000
Net loss				(1,677,870)	(1,677,870)
Ending Balance, Shares at Dec. 31, 2018	6,820,000	46,806,904
Ending Balance, Amount at Dec. 31, 2018	$ 6,820	$ 46,807	8,388,485	(7,044,983)	1,397,129
Impact of Merger Agreement:
Stock based compensation			573,507		573,507
Issuance of common stock for exercise of options, Shares		88,900
Issuance of common stock for exercise of options, Amount		$ 89	22,136		22,225
Issuance of common stock for services, Shares		2,000
Issuance of common stock for services, Amount		$ 2	958		960
Issuance of common stock for acquisition, Shares		250,000
Issuance of common stock for acquisition, Amount		$ 250	239,750		240,000
Beneficial Conversion Feature of Notes Payable			839,378		839,378
Net loss				(1,710,143)	(1,710,143)
Ending Balance, Shares at Mar. 31, 2019	6,820,000	47,147,804
Ending Balance, Amount at Mar. 31, 2019	$ 6,820	$ 47,148	$ 10,064,214	$ (8,755,126)	$ 1,363,056